Financial risk management - Derivatives and Hedging (Details) € in Millions, £ in Millions, $ in Millions				12 Months Ended
	May 15, 2024	May 15, 2022	Jul. 29, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Repayment of current borrowings in future years				$ 9.6	€ 8.7	€ 8.7
Hedges of net investment in foreign operations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss					0.0	0.0
Gain (loss) on hedge ineffectiveness recognised in profit or loss					0.0	0.0
Foreign exchange forward contract | Derivative financial instruments | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts					17.5	(21.9)
Notional amount										€ 343.6			€ 249.0
Change in fair value of outstanding hedging instruments					(26.3)	(20.6)
Weighted average hedged rate for the year				120.00%						120.00%	120.00%	113.00%	113.00%	113.00%
Notional amount										€ 343.6			€ 249.0
Foreign exchange forward contract | Derivative financial instruments | GBP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts					1.2	(3.7)
Notional amount										€ 58.4			€ 53.5
Change in fair value of outstanding hedging instruments					(0.5)	(2.0)
Weighted average hedged rate for the year				138.00%						138.00%	138.00%	128.00%	128.00%	128.00%
Notional amount										€ 58.4			€ 53.5
Foreign exchange forward contract | Derivative financial instruments | GBP/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts					(6.7)	1.4
Notional amount										€ 244.7			€ 159.0
Change in fair value of outstanding hedging instruments					12.0	8.5
Weighted average hedged rate for the year				115.00%						115.00%	115.00%	112.00%	112.00%	112.00%
Notional amount										€ 244.7			€ 159.0
Foreign exchange forward contract | Derivative financial instruments | SEKEUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts					0.5	(4.0)
Notional amount										€ 70.4			€ 77.3
Change in fair value of outstanding hedging instruments					(0.9)	(4.2)
Weighted average hedged rate for the year				10.00%						10.00%	10.00%	9.00%	9.00%	9.00%
Notional amount										€ 70.4			€ 77.3
Foreign exchange forward contract | Derivative financial instruments | SEK/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts					0.1	(2.6)
Notional amount										€ 4.5			€ 14.1
Change in fair value of outstanding hedging instruments					13.5	(2.2)
Weighted average hedged rate for the year				11.00%						11.00%	11.00%	10.00%	10.00%	10.00%
Notional amount										€ 4.5			€ 14.1
Foreign exchange forward contract | Derivative financial instruments | Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts					0.3	(0.5)
Notional amount										€ 96.4			€ 16.8
Change in fair value of outstanding hedging instruments					0.6	0.8
Weighted average hedged rate for the year				0.00%						0.00%	0.00%	21.00%	21.00%	21.00%
Notional amount										€ 96.4			€ 16.8
Cross currency interest rate swap | Cash flow hedges | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount									€ 827.8	€ 827.8
Maturity date of cross currency interest rate swaps (GBP)		May 15, 2022	Jul. 29, 2021
Maturity date of cross currency interest rate swaps	May 15, 2024	May 15, 2022
Change in fair value of outstanding hedging instruments					68.9	(71.0)
Weighted average hedged rate for the year				111.00%						111.00%	111.00%	111.00%	111.00%	111.00%
Change in value of hedged item					(69.6)	71.0
Carrying amount of cross currency interest rate swaps										€ (20.6)			€ (89.5)
Change in value of hedged item					(69.6)	71.0
Notional amount									€ 827.8	827.8
Carrying amount of cross currency interest rate swaps										€ (20.6)			€ (89.5)
Cross currency interest rate swap | Hedges of net investment in foreign operations | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in fair value of outstanding hedging instruments					(12.9)	13.5
Weighted average hedged rate for the year				119.00%						119.00%	119.00%	119.00%	119.00%	119.00%
Change in value of hedged item					12.9	(13.5)
Carrying amount of cross currency interest rate swaps										€ 0.0			€ 14.3
Change in value of hedged item					12.9	(13.5)
Carrying amount of cross currency interest rate swaps										0.0			€ 14.3
Forward foreign exchange and currency swap contract | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives					0.6	(2.4)	€ 4.8
Gains (losses) on change in fair value of derivatives					0.6	(2.4)	4.8
Forward foreign exchange and currency swap contract | Foreign exchange swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives					(14.3)	(3.2)	(13.6)
Gains (losses) on change in fair value of derivatives					€ (14.3)	€ (3.2)	€ (13.6)
Senior USD Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			€ 827.8	$ 916.4				$ 916.4		808.6		$ 926.0
Notional amount			€ 827.8	$ 916.4				$ 916.4		€ 808.6		$ 926.0
Senior GBP Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £											£ 0.0			£ 220.2
Notional amount | £											£ 0.0			£ 220.2